Schedule of Investments - InfraCap MLP ETF

January 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 127.8%
Energy - 127.6%
Cheniere Energy Partners LP(1)	402,402	$24,691,387
Cheniere Energy, Inc.(1)(2)	65,135	14,567,443
Delek Logistics Partners LP	189,758	8,229,804
DT Midstream, Inc.	43,785	4,425,788
Enbridge, Inc. (Canada)(1)	81,062	3,505,121
Energy Transfer LP(1)	3,382,996	69,283,758
Enterprise Products Partners LP(1)	1,806,603	58,985,588
Genesis Energy LP(1)	636,930	6,700,504
Global Partners LP	142,653	7,728,939
Hess Midstream LP Class A	616,652	24,980,572
HF Sinclair Corp.	831	29,982
Kinder Morgan, Inc.(1)(2)	235,597	6,474,205
Marathon Petroleum Corp.(1)(2)	49,475	7,209,002
MPLX LP(1)	1,319,763	68,640,874
ONEOK, Inc.(1)	196,649	19,108,430
Phillips 66	17,678	2,083,706
Plains All American Pipeline LP(1)	3,649,104	72,252,259
South Bow Corp. (Canada)(1)	22,193	530,413
Sunoco LP(1)	1,250,478	70,439,426
Targa Resources Corp.(1)(2)	44,939	8,843,995
TC Energy Corp. (Canada)(2)	334	15,047
USA Compression Partners LP	253,758	6,762,651
Valero Energy Corp.(2)	50,603	6,730,199
Western Midstream Partners LP(1)	1,525,868	62,789,468
Williams Cos., Inc. (The)(1)(2)	215,675	11,954,865
Total Energy		566,963,426
Utilities - 0.2%
Suburban Propane Partners LP	42,660	901,406
Total Common Stocks
(Cost $312,804,154)		567,864,832

PREFERRED STOCKS - 0.6%

Energy - 0.6%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)	985	18,134
Energy Transfer LP, Series I, 9.25%	232,232	2,740,338
Total Energy		2,758,472

Total Preferred Stocks
(Cost $2,220,701)		2,758,472
MONEY MARKET FUNDS - 1.2%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.31%(3)	2,558,666	2,558,666
RBC BlueBay Government Money Market Fund - Institutional Shares, 4.30%(3)	2,558,666	2,558,666
(Cost $5,117,332)		5,117,332

TOTAL INVESTMENTS - 129.6%
(Cost $320,142,187)		575,740,636
Liabilities in Excess of Other Assets - (29.6)%		(131,587,788)
Net Assets - 100.0%		$444,152,848

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS - (0.0)%(4)
Written Call Options
Kinder Morgan, Inc., Expires 02/21/25, Strike Price $29.00	(25,000)	(250)	$(3,750)
Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Call Options (continued)
Kinder Morgan, Inc., Expires 02/21/25, Strike Price $29.50	(25,000)	(250)	$(2,750)
Marathon Petroleum Corp., Expires 02/07/25, Strike Price $162.50	(10,000)	(100)	(3,400)
Marathon Petroleum Corp., Expires 02/07/25, Strike Price $165.00	(15,000)	(150)	(1,800)
Marathon Petroleum Corp., Expires 02/14/25, Strike Price $165.00	(10,000)	(100)	(3,350)
Marathon Petroleum Corp., Expires 02/14/25, Strike Price $170.00	(5,000)	(50)	(1,150)
Marathon Petroleum Corp., Expires 02/21/25, Strike Price $170.00	(10,000)	(100)	(2,900)
Phillips 66, Expires 02/07/25, Strike Price $129.00	(5,000)	(50)	(250)
Phillips 66, Expires 02/14/25, Strike Price $130.00	(5,000)	(50)	(650)
Targa Resources Corp., Expires 02/21/25, Strike Price $220.00	(3,300)	(33)	(2,475)
TC Energy Corp., Expires 02/21/25, Strike Price $55.00	(25,000)	(250)	0
Valero Energy Corp., Expires 02/07/25, Strike Price $150.00	(10,000)	(100)	(300)
Valero Energy Corp., Expires 02/14/25, Strike Price $155.00	(10,000)	(100)	(1,200)
Valero Energy Corp., Expires 02/21/25, Strike Price $157.50	(10,000)	(100)	(1,000)
Williams Cos., Inc. (The), Expires 02/21/25, Strike Price $58.00	(15,000)	(150)	(10,500)
Williams Cos., Inc. (The), Expires 02/21/25, Strike Price $59.00	(25,000)	(250)	(10,000)
Williams Cos., Inc. (The), Expires 02/21/25, Strike Price $60.00	(25,000)	(250)	(6,750)
Written Put Options
Cheniere Energy, Inc., Expires 02/21/25, Strike Price $200.00	(5,000)	(50)	(3,400)
Cheniere Energy, Inc., Expires 02/21/25, Strike Price $210.00	(10,000)	(100)	(17,500)
Cheniere Energy, Inc., Expires 03/21/25, Strike Price $210.00	(10,000)	(100)	(35,500)
Kinder Morgan, Inc., Expires 02/07/25, Strike Price $28.50	(50,000)	(500)	(67,000)

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2025 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Put Options (continued)
Targa Resources Corp., Expires 02/21/25, Strike Price $185.00	(1,200)	(12)	$(2,550)
Total Written Options - (0.0)%(4)
(Premiums Received $130,342)			$(178,175)

(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at January 31, 2025 was $409,861,782.
(2)	Subject to written call options.
(3)	The rate shown reflects the seven-day yield as of January 31, 2025.
(4)	Amount rounds to less than 0.05%.

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$567,864,832	$—	$—	$567,864,832
Preferred Stocks	2,758,472	—	—	2,758,472
Money Market Funds	5,117,332	—	—	5,117,332
Total	$575,740,636	$—	$—	$575,740,636
Liability Valuation Inputs
Written Options	$177,275	$900	$—	$178,175
Total	$177,275	$900	$—	$178,175